Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Schedule Of Amortizable Intangible Assets

	As of December 31, 2012

	Gross	Accumulated amortization	Net

Lease premiums	$54,945	$(36,845)	$18,100

	As of December 31, 2013

	Gross	Accumulated amortization	Net

Lease premiums	$35,461	$(26,107)	$9,354

Schedule Of Changes To Amortizable Intangible Assets

	Year ending December 31,
	2012	2013
Net carrying value at beginning of period	$29,677	$18,100
Amortization	(11,577)	(8,746)
Net carrying value at end of period	$18,100	$9,354

Schedule Of Future Amortization Of The Intangible Assets

Amortization of intangible assets
2014	$ 5,844
2015	3,085
2016	425
$ 9,354